Share based payments - Outstanding stock options (Details) $ / shares in Units, $ in Millions	1 Months Ended												12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Oct. 31, 2023 EquityInstruments $ / shares	Jul. 31, 2023 EquityInstruments $ / shares	Apr. 30, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Oct. 31, 2022 EquityInstruments $ / shares	Jul. 31, 2022 EquityInstruments $ / shares	Apr. 30, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Oct. 31, 2021 EquityInstruments $ / shares	Jul. 31, 2021 EquityInstruments $ / shares	Apr. 30, 2021 EquityInstruments $ / shares	Dec. 31, 2023 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2022 USD ($) EquityInstruments $ / shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 329.26	$ 485.01	$ 387.35	$ 370.34	$ 381.97	$ 359.80	$ 372.69	$ 312.22	$ 349.92	$ 301.02	$ 303.16	$ 275.33	$ 329.26	$ 381.97	$ 349.92
Number of options granted	79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	844,011	1,021,642	882,584
Number of shares on conversion | shares													1
Outstanding stock options	5,118,949				5,511,767				5,619,113				5,118,949	5,511,767	5,619,113	5,365,743
Number of share options granted being used to pay tax by transferring the economic benefits | shares													43,336
Total share based payment expense | $													$ 164.0	$ 120.2	$ 171.2
2022 | 2.70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.70												$ 2.70
Outstanding stock options									125,339						125,339
2023 | 89.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	89.31												89.31
Outstanding stock options					12,111				85,080					12,111	85,080
2023 | 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	95.38												95.38
Outstanding stock options					124,338				321,473					124,338	321,473
2024 | 2.70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 2.70												$ 2.70
Outstanding stock options	3,308				19,743				94,088				3,308	19,743	94,088
2024 | 4.36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 4.36												$ 4.36
Outstanding stock options	532				5,127				6,113				532	5,127	6,113
2024 | 7.92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 7.92												$ 7.92
Outstanding stock options	81,500				214,800				276,500				81,500	214,800	276,500
2024 | 125.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 125.40												$ 125.40
Outstanding stock options	26,171				110,774				111,174				26,171	110,774	111,174
2024 | 150.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 150.00												$ 150.00
Outstanding stock options	104,176				202,852				203,658				104,176	202,852	203,658
2025 | 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 12.64												$ 12.64
Outstanding stock options	1,600				2,000				4,500				1,600	2,000	4,500
2025 | 10.46
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 10.46												$ 10.46
Outstanding stock options	99,326				101,861				105,857				99,326	101,861	105,857
2025 | 132.08
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 132.08												$ 132.08
Outstanding stock options	16,712				16,712				16,712				16,712	16,712	16,712
2025 | 216.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 216.75												$ 216.75
Outstanding stock options	126,331				127,731				129,711				126,331	127,731	129,711
2025 | 221.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 221.24												$ 221.24
Outstanding stock options	31,424				32,100				32,100				31,424	32,100	32,100
2025 | 273.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 273.60												$ 273.60
Outstanding stock options	202,205				202,475				203,214				202,205	202,475	203,214
2025 | 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 341.67												$ 341.67
Outstanding stock options	16,000												16,000
2026 | 12.57
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 12.57												$ 12.57
Outstanding stock options	24,400				30,000				41,000				24,400	30,000	41,000
2026 | 12.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 12.67												$ 12.67
Outstanding stock options	97,972				99,772				102,840				97,972	99,772	102,840
2026 | 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 15.62												$ 15.62
Outstanding stock options	111,811				115,211				117,581				111,811	115,211	117,581
2026 | 259.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 259.01												$ 259.01
Outstanding stock options	23,491				23,491				24,366				23,491	23,491	24,366
2026 | 281.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 281.89												$ 281.89
Outstanding stock options	59,626				60,890				61,505				59,626	60,890	61,505
2026 | 286.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 286.75												$ 286.75
Outstanding stock options	45,228				45,862				48,138				45,228	45,862	48,138
2026 | 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 341.67												$ 341.67
Outstanding stock options	80,425				80,833				82,430				80,425	80,833	82,430
2027 | 20.34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 20.34												$ 20.34
Outstanding stock options	38,434				42,509				53,143				38,434	42,509	53,143
2027 | 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 23.39												$ 23.39
Outstanding stock options	225,852				303,867				361,350				225,852	303,867	361,350
2027 | 312.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 312.16												$ 312.16
Outstanding stock options	13,957				14,976								13,957	14,976
2027 | 395.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 395.04												$ 395.04
Outstanding stock options	58,091				61,816								58,091	61,816
2027 | 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 407.19												$ 407.19
Outstanding stock options	13,764				13,764								13,764	13,764
2027 | 397.36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 397.36												$ 397.36
Outstanding stock options	136,459				137,778								136,459	137,778
2028 | 89.31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 89.31												$ 89.31
Outstanding stock options	13,890				19,490				39,515				13,890	19,490	39,515
2028 | 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 95.38												$ 95.38
Outstanding stock options	225,457				264,392				350,631				225,457	264,392	350,631
2028 | 376.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 376.47												$ 376.47
Outstanding stock options	15,014												15,014
2028 | 392.72
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 392.72												$ 392.72
Outstanding stock options	127,490												127,490
2028 | 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 508.96												$ 508.96
Outstanding stock options	2,235												2,235
2029 | 125.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 125.40												$ 125.40
Outstanding stock options	71,573				110,756				146,765				71,573	110,756	146,765
2029 | 150.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 150.00												$ 150.00
Outstanding stock options	370,566				537,110				611,122				370,566	537,110	611,122
2030 | 132.08
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 132.08												$ 132.08
Outstanding stock options	50,801				71,486				102,558				50,801	71,486	102,558
2030 | 216.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 216.75												$ 216.75
Outstanding stock options	160,677				223,812				282,475				160,677	223,812	282,475
2030 | 221.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 221.24												$ 221.24
Outstanding stock options	78,534				117,790				136,601				78,534	117,790	136,601
2030 | 273.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 273.60												$ 273.60
Outstanding stock options	559,173				620,014				692,214				559,173	620,014	692,214
2031 | 259.01
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 259.01												$ 259.01
Outstanding stock options	27,201				35,214				42,282				27,201	35,214	42,282
2031 | 281.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 281.89												$ 281.89
Outstanding stock options	128,600				167,406				207,464				128,600	167,406	207,464
2031 | 286.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 286.75												$ 286.75
Outstanding stock options	62,138				81,311				92,456				62,138	81,311	92,456
2031 | 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 341.67												$ 341.67
Outstanding stock options	226,520				286,353				307,158				226,520	286,353	307,158
2032 | 312.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 312.16												$ 312.16
Outstanding stock options	58,255				79,155								58,255	79,155
2032 | 395.04
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 395.04												$ 395.04
Outstanding stock options	192,291				238,532								192,291	238,532
2032 | 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 407.19												$ 407.19
Outstanding stock options	73,288				85,199								73,288	85,199
2032 | 397.36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 397.36												$ 397.36
Outstanding stock options	347,765				370,354								347,765	370,354
2033 | 376.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 376.47												$ 376.47
Outstanding stock options	43,856												43,856
2033 | 392.72
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 392.72												$ 392.72
Outstanding stock options	495,821												495,821
2033 | 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 508.96												$ 508.96
Outstanding stock options	69,704												69,704
2028-2032 | 330.06
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 330.06												$ 330.06
Outstanding stock options	79,305												79,305
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													33.00%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage													4.16%